Issuance of Common Stock, Warrants and Convertible Preferred Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Schedule of Issuance of Convertible Preferred Stock

					Number of shares
	Shares	Shares Issued and	Net	Conversion	of common stock	Liquidation	Liquidation
	Authorized	Outstanding	Proceeds	Price/Share	Equivalents	Preference	Value/Share

Series A	3,000	50	$49,426	$4.50	11,111	$125,000	$2,500

The following table provides various information about the Series A convertible preferred stock.

		Shares			Number of shares
	Shares	Issued and	Net	Conversion	of common stock	Liquidation	Liquidation
	Authorized	Outstanding	Proceeds	Price/Share	Equivalents	Preference	Value/Share
Series A convertible preferred stock	3,000	50	$38,932	$4.50	11,112	$125,000	$2,500

Schedule of Weighted-average Assumptions Used in Black-Scholes Valuation Method

The following weighted-average assumptions were used in the Black-Scholes valuation model for options granted during the three months ended March 31, 2017:

Risk-free interest rate	1.60%
Expected term (in years)	7.25
Dividend yield	-
Expected volatility	75%

Warrant [Member]
Schedule of Weighted-average Assumptions Used in Black-Scholes Valuation Method

Black-Scholes option-pricing model using the weighted-average assumptions below:

Volatility	75%
Risk-free interest rate	1.50%
Expected term (in years)	3.0
Expected dividend yield	-
Fair value of common stock	$4.38

Volatility	75%
Risk-free interest rate	1.03%
Expected term (in years)	3.0
Expected dividend yield	-
Fair value of common stock	$5.04

Summary of Warrant Activity

A summary of activity in warrants is as follows:

	Warrants	Weighted Average Remaining Life	Weighted Average Exercise Price	Aggregate Intrinsic Value

Outstanding at December 31, 2016	846,765	2.77 years	$6.48	$—

Three months ended March 31, 2017:
Granted	192,308	3.00 years	$7.50	$0
Exercised	(40,834)	2.00 years	$3.90
Forfeited and cancelled	-	-	-	-

Outstanding at March 31, 2017	998,239	2.61 years	$6.75	$0

A summary of activity in warrants is as follows:

	Warrants	Weighted Average Remaining Life	Weighted Average Exercise Price	Aggregate Intrinsic Value

Outstanding at December 31, 2015	—	—	$—	$—

Granted	1,435,639		$6.18	$-
Exercised	(483,773)		3.90
Forfeited and cancelled	(105,101)		6.00	-

Outstanding at December 31, 2016	846,765	2.77 years	$6.48	$-